Junior Subordinated Debt Securities (Junior Subordinated Debt Securities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Face Value	$ 3,200	$ 3,200
Debt Instrument, Unamortized Discount	(34)	(36)
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	(69)	(74)
Junior Subordinated Notes	$ 3,169	3,194
MetLife Inc $500M Maturing 2069 [Member]
Debt Instrument [Line Items]
Issue Date	Jul. 08, 2009
Face Value	$ 500	500
Debt Instrument, Unamortized Discount	0	0
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	$ (4)	(4)
Debt Instrument, Interest Rate, Stated Percentage	10.75%
Debt Instrument, Description of Variable Rate Basis	LIBOR + 7.548%
Final Maturity	Aug. 01, 2069
Junior Subordinated Notes	$ 496	496
Debt Conversion, Converted Instrument, Expiration or Due Date, Month and Year	2039-08
Debt Instrument, Basis Spread on Variable Rate	7.548%
MetLife Capital Trust X $750M Maturing 2068 [Member]
Debt Instrument [Line Items]
Issue Date	Apr. 08, 2008
Face Value	$ 750	750
Debt Instrument, Unamortized Discount	0	0
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	$ (6)	(6)
Debt Instrument, Interest Rate, Stated Percentage	9.25%
Debt Instrument, Description of Variable Rate Basis	LIBOR + 5.540%
Final Maturity	Apr. 08, 2068
Junior Subordinated Notes	$ 744	744
Debt Conversion, Converted Instrument, Expiration or Due Date, Month and Year	2038-04
Debt Instrument, Basis Spread on Variable Rate	5.54%
MetLife Capital Trust IV $700M Maturing 2067 [Member]
Debt Instrument [Line Items]
Issue Date	Dec. 15, 2007
Face Value	$ 700	700
Debt Instrument, Unamortized Discount	(4)	(4)
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	$ (6)	(7)
Debt Instrument, Interest Rate, Stated Percentage	7.875%
Debt Instrument, Description of Variable Rate Basis	LIBOR + 3.960%
Final Maturity	Dec. 15, 2067
Junior Subordinated Notes	$ 690	689
Debt Conversion, Converted Instrument, Expiration or Due Date, Month and Year	2037-12
Debt Instrument, Basis Spread on Variable Rate	3.96%
MetLife Inc $1,250M Maturing 2066 [Member]
Debt Instrument [Line Items]
Issue Date	Dec. 19, 2006
Face Value	$ 1,250	1,250
Debt Instrument, Unamortized Discount	(2)	(2)
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	$ (9)	(9)
Debt Instrument, Interest Rate, Stated Percentage	6.40%
Debt Instrument, Description of Variable Rate Basis	LIBOR + 2.205%
Final Maturity	Dec. 15, 2066
Junior Subordinated Notes	$ 1,239	1,239
Debt Conversion, Converted Instrument, Expiration or Due Date, Month and Year	2036-12
Debt Instrument, Basis Spread on Variable Rate	2.205%
Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount	$ (6)	(6)
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	$ (25)	(26)
Junior Subordinated Debt Net [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes		$ 3,168